Transactions and balances with related parties (Schedule of Transactions with Related Parties) (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Holding company
Interest expense				$ 7,346
Interest income		41,034	265,200	210,514
Management staff
Administrative services expenditures		199,488	23,548	23,494
Other related parties
Sales		188,082	249,560	20,375
Purchases		27,507	438,052	372,759
Direct short-term benefits	[1]	$ 90,562	$ 106,631	$ 90,600

[1]	Correspond to the salaries, allowances and bonuses paid to the executives of Simec.